January 29, 2020

Office of the Chief Accountant

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE: Tortoise MLP & Energy Income Fund and the Tortoise MLP & Energy Infrastructure Fund, each a series of Managed Portfolio Series, Commission File Number 811-22525 (formerly the Advisory Research MLP & Energy Income Fund and the Advisory Research MLP & Energy Infrastructure Fund, each a series of Investment Managers Series Trust., Commission File Number 811-21719).

Dear Sirs/Madams:

We have received a copy of, and are in agreement with, the statements being made by the Managed Portfolio Series, pursuant to Item 304(a) of Regulation S-K in its Form N-CSR for the period ended November 30, 2019, captioned “Change in Independent Public Accountant.”

We hereby consent to the filing of this letter as an exhibit to the foregoing report on Form N-CSR.

Sincerely,

/s/ TAIT, WELLER & BAKER LLP

cc:	Debbie Ward, CCO

Managed Portfolio Series

622 North Cass Street

Milwaukee, WI 53202

Rita Dam, Treasurer

Investment Managers Series Trust

2220 East Route 66, Suite 226

Glendora, CA 91740